Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Postemployment Benefits [Abstract]
Provisions for employee benefits	$ 9,081	$ 6,487	$ 2,635